Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Accounts Receivable Allowances		Valuation Allowances on Net Deferred Tax Assets
Balance as of October 1, 2013	$20,335		$127,202
Charged to costs and expenses	6,100		12,725	(1)
Charged to other accounts	12,754		4,418	(2)
Deductions	(2,791)		(16,138	)(3)

Balance as of September 30, 2014	36,398		128,207
Charged to costs and expenses	13,328		24,040	(4)
Charged to other accounts	552		—
Deductions	(16,441)		(40,082	)(5)

Balance as of September 30, 2015	33,837		112,165
Charged to costs and expenses	24,004		13,800	(6)
Charged to other accounts	1,415		826
Deductions	(19,744	)(8)	(29,921	)(7)

Balance as of September 30, 2016	$39,512		$96,870

(1)	Valuation allowances recorded on deferred tax assets during fiscal year 2014.
(2)	Includes mainly valuation allowances on deferred tax assets incurred in connection with an immaterial acquisition in fiscal year 2014.
(3)	$9,641 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(4)	Valuation allowances recorded on deferred tax assets during fiscal year 2015.
(5)	$2,235 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(6)	Valuation allowances recorded on deferred tax assets during fiscal year 2016.
(7)	$9,231 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(8)	$12,727 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.